SIDLEY AUSTIN LLP 787 SEVENTH AVENUE
NEW YORK, NY 10019
+1 212 839 5300
+1 212 839 5599 FAX
AMERICA • ASIA PACIFIC • EUROPE

March 26, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Total Factor Fund, a series of BlackRock FundsSM

(File Nos. 033-26305, Investment Company Act No. 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated March 13, 2019 to the Summary Prospectuses and Prospectuses of BlackRock Total Factor Fund (the “Fund”), each dated November 28, 2018, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on March 13, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8514.

Very truly yours,

/s/ Andrew M. Friedman
Andrew M. Friedman

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Jesse C. Kean

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.